Intangibles, Net (Details 1)	Jun. 30, 2017 USD ($)
Estimated amortization expenses
2018	$ 49,727
2019	49,727
2020	49,727
2021	49,727
2022	49,727
Thereafter	1,816,734
Total	$ 2,065,369